TAXATION	12 Months Ended
Dec. 31, 2019
TAXATION
TAXATION

13. TAXATION

a)	Value-added tax (“VAT”)

During the periods presented, the Group is subject to 17%, 16% or 13% VAT, when applicable, for online direct sales revenues from sales of electronic products, home appliance products and general merchandise products, and 6% for premium membership fees, third-party sellers’ commission fees, and financial services income earned from rendering services to its customers in the PRC.

The Group is also subject to surcharges on VAT payments according to PRC tax law.

b)	Income tax

Cayman Islands

The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. Commencing from the year of assessment of 2018 and 2019, the first HK$2 million of profits earned by the Company's subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate.

PRC

The Enterprise Income Tax (“EIT”) Law generally applies a statutory income tax rate of 25% to all enterprises, but grants preferential tax treatment to qualified High and New Technology Enterprises (“HNTEs”) and Software Enterprises.

Qianhai Juzi qualified as an HNTE and is entitled for a preferential income tax rate of 15% from 2017 to 2019, provided that it is qualified as an HNTE during such periods.

Shenzhen Lexin Software and Shenzhen Dingsheng Technology qualify as Software Enterprises and are entitled to an income tax exemption for the years of 2017 and 2018 and a preferential income tax rate of 12.5% from 2019 to 2021.

The Group’s other PRC subsidiaries, VIEs and VIEs’ subsidiaries are subject to the statutory income tax rate of 25%.

PRC Withholding Tax on Dividends

Under the EIT Law enacted by the National People’s Congress of PRC on March 16, 2007 and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by FIEs in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with the PRC.

The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered resident enterprises for the PRC income tax purposes if the place of effective management or control of the entity is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered as PRC resident enterprises if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the Group’s entities organized outside of the PRC should be treated as resident enterprises for the PRC income tax purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed as resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax, at a rate of 25%. The components of the Group’s income before income tax expense for the years ended December 31, 2017, 2018 and 2019 are as follows:

	For the Year Ended December 31,
	2017	2018	2019
	(RMB in thousands, except for percentages)
Income before income tax expense	474,579	2,109,528	2,706,511
(Loss)/income from non-China operations	(11,125)	(13,479)	41,461
Income from China operations	485,704	2,123,007	2,665,050
Income tax expense applicable to China operations	234,227	132,222	411,959
Effective tax rate for China operations	48.2%	6.2%	15.5%

Composition of income tax expense for China operations

The following table sets forth current and deferred portion of income tax expense of the Company’s China subsidiaries, VIEs, and subsidiaries of the VIEs:

	For the Year Ended December 31,
	2017	2018	2019
	(RMB in thousands)
Current income tax expense	230,663	74,046	352,036
Deferred income tax expense	3,564	58,176	59,923
Income tax expense	234,227	132,222	411,959

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rate for the Group’s China operations:

	For the Year Ended December 31,
	2017	2018	2019
Statutory EIT rate	25.0%	25.0%	25.0%
Change of tax position*	—	(3.7)%	—
Effect of tax holidays	(12.3)%	(7.0)%	(9.0)%
Tax effect of non-deductible expense	(0.1)%	(0.5)%	(0.5)%
Changes in valuation allowance*	35.6%	(7.6)%	— **
Effective tax rate for China operations	48.2%	6.2%	15.5%
*

The Group’s PRC subsidiaries completed 2017 annual tax filings with relevant tax authorities in May 2018. The tax filing results provided additional insights as to the pre-tax deduction of qualified provision for credit losses of financing receivables. Accordingly, current income tax liability of RMB78.0 million and valuation allowance of RMB114.7 million recognized as of December 31, 2017 in relation to the Group’s provision for credit losses of financing receivables were reversed in 2018.

**	Less than 0.1%.

The following table sets forth the effect of tax holiday related to China operations:

	For the Year Ended December 31,
	2017	2018	2019
	(In thousands, except for per share data)
Tax holiday effect	59,877	148,350	239,732
Basic net income per share effect	0.53	0.44	0.67
Diluted net income per share effect	0.43	0.41	0.64

Deferred tax assets and deferred tax liabilities

Deferred income tax expense reflects the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets are as follows:

	As of December 31,
	2018	2019
	(RMB in thousands)
Deferred tax assets
—Provision for credit losses	86,900	93,386
—Net operating loss carryforwards	8,642	8,648
—Guarantee liabilities and other accrued expenses	5,841	406,973
—Advertising expenses in excess of deduction limit	—	73,970
Less: valuation allowance	(6,785)	(6,662)
Total deferred tax assets	94,598	576,315
Net deferred tax assets	94,598	157,138

The components of the deferred tax liabilities are as follows:

	As of December 31,
	2018	2019
	(RMB in thousands)
Deferred tax liabilities
—Contract assets and receivables	187,183	728,823
Total deferred tax liabilities	187,183	728,823
Net deferred tax liabilities	187,183	309,646

Movement of valuation allowance

	For the Year Ended December 31,
	2017	2018	2019
	(RMB in thousands)
Balances at beginning of the year	(76,526)	(246,508)	(6,785)
Additions	(175,849)	(5,245)	(4,255)
Reversals	5,867	244,968	4,378
Balances at end of the year	(246,508)	(6,785)	(6,662)

Valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

As of December 31, 2017, the Group provided full valuation allowance of RMB241.9 million for the deferred tax assets related to provision for credit losses. Given that the Group had limited successful experience in getting approval from the relevant tax authorities for the deduction of the tax allowance on provision for credit losses at that time, the Group concluded it was more-likely-than-not that these deferred tax assets would not be realized going forward. As of December 31, 2018, the Group evaluated a variety of factors including the successful experiences in pre-tax deduction of provision for credit losses in 2017 annual tax filing completed in May 2018, and concluded that the deferred tax assets arose from provision for credit losses are more-likely-than-not to be realized going forward. Therefore, no valuation allowance was provided for the provision for credit losses as of December 31, 2018 and 2019, respectively.

As of December 31, 2018 and 2019, the Group had net operating loss carryforwards of approximately RMB34.7 million and RMB37.8 million, respectively, which arose from the Group’s certain subsidiaries, VIEs and the VIEs’ subsidiaries established in the PRC. As of December 31, 2018 and 2019, deferred tax assets arose from the net operating loss carryforwards amounted to RMB19.9 million and RMB20.6 million was provided for full valuation allowance respectively, while the remaining RMB14.8 million and RMB17.2 million is expected to be utilized prior to expiration considering future taxable income for respective entities. As of December 31, 2019, the net operating loss carryforwards of RMB10.5 million, RMB11.8 million and RMB15.5 million will expire in 2022 , 2023 and 2024, respectively, if not utilized.

The Company intends to indefinitely reinvest all the undistributed earnings of the Company’s VIEs and subsidiaries of the VIEs in China, and does not plan to have any of its PRC subsidiaries to distribute any dividend; therefore, no withholding tax is expected to be incurred in the foreseeable future. Accordingly, no income tax is accrued on the undistributed earnings of the Company’s VIEs and subsidiaries of the VIEs as of December 31, 2018 and 2019. Although the Company’s certain PRC subsidiaries have generated accumulated earnings as of December 31, 2019, they have not paid any dividends in the past and currently have no plans to pay any dividends. These PRC subsidiaries plan to reinvest their profits into the PRC operations.

Uncertain Tax Position

The Group did not identify any significant unrecognized tax benefits for each of the periods presented. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expense and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2019.